Nature of Operations and Going Concern	6 Months Ended
Apr. 30, 2023
Nature of Operations and Going Concern [Abstract]
Nature of Operations and Going Concern
1.	Nature of Operations and Going Concern

a.	Clearmind Medicine Inc. (formerly Cyntar Ventures Inc.) (the “Company”) was incorporated in the province of British Columbia on July 18, 2017. The Company changed its name from Cyntar Ventures Inc. to Clearmind Medicine Inc. on March 24, 2021. The Company’s previous business was carrying out mining exploration operations and was involved in the exploration of the Lorn mineral property located in the Clinton and Lillooet Mining Divisions of British Columbia. Effective May 18, 2021, the Company is in the business of researching, developing and marketing proprietary formulations of psychedelic designer therapeutics with an initial focus of developing products. The Company’s head office is located at Suite 101, 1220 West 6th Avenue, Vancouver, BC, V6H 1A5. The Company’s Israeli subsidiary (Clearmindmed Ltd.) provides research and development services to the Company.

On November 14, 2022, the Company completed a public offering for aggregate gross proceeds of US$7.5 million and up listing to the Nasdaq Capital Market (“Nasdaq”), see note 6c (i). The Company trades under the symbol CMND on both the Nasdaq and the Canadian Securities Exchange (“CSE”) in Toronto.

On April 6, 2023, the Company completed an underwritten public offering for aggregate gross proceeds of US$3.5 million. Net proceeds of US$2.9 million. See note 6c (iii).

b.	Going concern

These condensed interim consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. For the six months ended April 30, 2023, the Company has not generated any revenues and has negative cash flow from operations of $4,172,649. As of April 30, 2023, the Company has an accumulated deficit of $14,123,077. The continued operations of the Company are dependent on its ability to generate future cash flows or obtain additional financing through debt or equity. Management is of the opinion that sufficient working capital will be obtained from external financing to meet the Company’s liabilities and commitments as they become due, although there is a risk that additional financing will not be available on a timely basis or on terms acceptable to the Company. These factors may cast substantial doubt on the Company’s ability to continue as a going concern. These condensed interim consolidated financial statements do not reflect any adjustments that may be necessary if the Company is unable to continue as a going concern.

c.	Reverse share split

On September 30, 2022, the Company’s Board of Directors approved a 1-for-30 reverse split of its issued and outstanding ordinary shares, effective as of September 30, 2022, pursuant to which holders of the Company’s ordinary shares received 0.0333 of an ordinary share for every one ordinary share.

All issued and outstanding ordinary shares or instruments convertible into ordinary shares contained in these financial statements prior to the reverse share split have been retroactively adjusted to reflect the reverse share split for all periods presented, unless explicitly stated otherwise.

d.	Functional Currency and Presentation Currency

The financial statements of each company within the consolidated group are measured using their functional currency which is the currency of the primary economic environment in which an entity operates. The Company changed its functional currency from the Canadian dollar (C$) to the United States dollar (US$) as of November 1, 2022. The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars using the exchange rate as of November 1, 2022, which is the date of the change in the functional and presentation currency.

e.	Translation of Foreign Currency

These consolidated financial statements are presented in United States dollars. As of November 1, 2022, the functional currency of Clearmind is the US dollar (as described above). The functional currency of Clearmindmed Ltd. is the United States dollar.